Fair Value Measurements - Summary of the Changes In Fair Value of the Company Financial Instruments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value Disclosures [Abstract]
Fair value as of January 1, 2021	$ 0
Recognition of contingent consideration liability upon acquisition	18,400
Gain on change in fair value included in other income, net	4,700
Fair value as of December 31, 2021	$ 13,700